Sale of Assets	12 Months Ended
Jan. 31, 2024
Sale of Assets

4. Sale of Assets

On December 17, 2021, the Company signed a share contract with an unrelated third party (the “BetterLife Europe Purchaser”) for the sale of 100% of the issued and outstanding common shares of BetterLife Europe Pharmaceuticals AG (“BetterLife Europe”). Pursuant to the sale of BetterLife Europe, the Company’s Solmic patents, with carrying amount of $nil, and Solmic AG, a subsidiary of BetterLife Europe, were transferred to the BetterLife Europe Purchaser. Consideration of the sale was $246,041 (Euro 170,000) and a gain on sale of assets of $nil has been included in the consolidated statements of loss and other comprehensive loss during the year ended January 31, 2024 (2023 - $nil; 2022 - $191,699).

The Company evaluated the disposal of BetterLife Europe in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, and determined that it did not meet the definition of discontinued operations as it did not represent a separate major line of business.